UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, Florida 33331)
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

Item 1.   Schedule of Investments.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments February 29, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BOND - 0.05%
Salvation Army
5.44%, 09/01/2015	$370,000	$394,383

TOTAL CORPORATE BOND (Cost $370,000)		394,383

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 69.56%
FGLMC Single Family - 12.04%
Pool A34544, 5.00%, 04/01/2035	1,731,744	1,708,816
Pool A38831, 5.00%, 04/01/2035	812,043	801,291
Pool A45069, 5.00%, 05/01/2035	727,203	717,575
Pool A45529, 5.00%, 06/01/2035	2,012,867	1,986,216
Pool A46125, 5.00%, 07/01/2035	2,242,407	2,212,717
Pool B31700, 5.00%, 07/01/2035	581,794	574,091
Pool A46739, 5.00%, 08/01/2035	353,845	349,160
Pool A47419, 5.00%, 10/01/2035	266,063	262,541
Pool A47548, 5.00%, 11/01/2035	1,087,691	1,073,290
Pool A40763, 5.00%, 12/01/2035	241,841	238,639
Pool A42100, 5.00%, 01/01/2036	620,740	612,522
Pool A68734, 5.00%, 07/01/2037	1,210,484	1,192,320
Pool A73050, 5.00%, 02/01/2038	1,319,603	1,299,802
Pool C72447, 5.50%, 10/01/2032	524,855	530,301
Pool C72677, 5.50%, 11/01/2032	688,702	695,848
Pool C75088, 5.50%, 12/01/2032	581,970	588,008
Pool A15506, 5.50%, 10/01/2033	665,475	671,994
Pool A19043, 5.50%, 02/01/2034	678,173	683,754
Pool A26091, 5.50%, 08/01/2034	900,336	907,746
Pool A28167, 5.50%, 10/01/2034	494,913	498,986
Pool A33163, 5.50%, 01/01/2035	612,681	616,847
Pool A34530, 5.50%, 04/01/2035	1,275,569	1,284,243
Pool A45404, 5.50%, 06/01/2035	1,296,369	1,305,184
Pool A46469, 5.50%, 07/01/2035	900,225	906,346
Pool A37281, 5.50%, 08/01/2035	524,530	528,096
Pool A37325, 5.50%, 08/01/2035	1,089,188	1,096,595
Pool A46750, 5.50%, 08/01/2035	202,780	204,159
Pool A46861, 5.50%, 09/01/2035	1,051,132	1,059,783
Pool A38484, 5.50%, 10/01/2035	1,111,113	1,118,669
Pool A47421, 5.50%, 10/01/2035	644,190	648,571
Pool A40186, 5.50%, 11/01/2035	877,526	883,493
Pool A47557, 5.50%, 11/01/2035	251,341	253,050
Pool A40764, 5.50%, 12/01/2035	492,166	495,513
Pool A42101, 5.50%, 01/01/2036	1,943,283	1,956,497
Pool A43744, 5.50%, 03/01/2036	1,037,074	1,043,784
Pool A44641, 5.50%, 04/01/2036	1,380,030	1,388,959
Pool A56707, 5.50%, 01/01/2037	1,072,897	1,079,596
Pool A57436, 5.50%, 01/01/2037	1,311,373	1,319,858
Pool A58653, 5.50%, 03/01/2037	2,502,341	2,518,532
Pool A59858, 5.50%, 04/01/2037	882,392	887,901
Pool A60749, 5.50%, 05/01/2037	1,446,528	1,455,560
Pool A63607, 5.50%, 07/01/2037	1,026,759	1,033,170
Pool A66019, 5.50%, 08/01/2037	2,024,934	2,038,037
Pool A68746, 5.50%, 10/01/2037	1,897,731	1,909,581
Pool A69361, 5.50%, 11/01/2037	1,085,191	1,092,213

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool A73036, 5.50%, 01/01/2038	$1,373,167	$1,381,741
Pool C61762, 6.00%, 12/01/2031	110,381	113,470
Pool C70994, 6.00%, 09/01/2032	164,960	169,240
Pool C72004, 6.00%, 09/01/2032	403,825	414,302
Pool C74224, 6.00%, 11/01/2032	290,273	297,804
Pool C74648, 6.00%, 11/01/2032	386,040	396,055
Pool C75089, 6.00%, 12/01/2032	314,430	322,588
Pool C76059, 6.00%, 01/01/2033	439,415	450,815
Pool C77393, 6.00%, 02/01/2033	238,781	244,948
Pool A15513, 6.00%, 10/01/2033	255,109	261,699
Pool A26090, 6.00%, 08/01/2034	640,905	656,862
Pool A40766, 6.00%, 12/01/2035	561,763	574,555
Pool A42102, 6.00%, 01/01/2036	458,782	469,229
Pool A42806, 6.00%, 02/01/2036	2,354,606	2,408,224
Pool A43728, 6.00%, 03/01/2036	915,844	936,086
Pool A43745, 6.00%, 03/01/2036	2,278,901	2,330,795
Pool A44642, 6.00%, 04/01/2036	2,402,189	2,456,890
Pool A49014, 6.00%, 05/01/2036	2,976,537	3,042,324
Pool A49847, 6.00%, 06/01/2036	2,807,813	2,869,871
Pool A50702, 6.00%, 07/01/2036	1,081,437	1,105,338
Pool A52235, 6.00%, 09/01/2036	917,851	938,137
Pool A52901, 6.00%, 09/01/2036	1,025,333	1,047,995
Pool A53439, 6.00%, 10/01/2036	1,158,847	1,184,459
Pool A54312, 6.00%, 11/01/2036	1,476,399	1,510,018
Pool A55852, 6.00%, 12/01/2036	1,496,022	1,529,086
Pool A56709, 6.00%, 01/01/2037	1,065,645	1,089,198
Pool A57261, 6.00%, 02/01/2037	1,093,887	1,117,826
Pool A60055, 6.00%, 04/01/2037	781,796	798,905
Pool A63610, 6.00%, 07/01/2037	1,276,118	1,304,045
Pool A66123, 6.00%, 07/01/2037	1,048,956	1,071,912
Pool A64648, 6.00%, 08/01/2037	1,269,673	1,297,459
Pool A67088, 6.00%, 09/01/2037	1,291,784	1,320,054
Pool A80026, 6.00%, 10/01/2037	1,058,285	1,081,445
Pool A68807, 6.00%, 11/01/2037	2,139,543	2,186,393
Pool A69362, 6.00%, 11/01/2037	1,042,882	1,065,705
Pool C38992, 6.50%, 12/01/2029	369,278	387,551
Pool C50755, 6.50%, 03/01/2031	103,854	108,824
Pool C54246, 6.50%, 07/01/2031	60,651	63,554
Pool C59148, 6.50%, 10/01/2031	89,821	94,119
Pool B31166, 6.50%, 12/01/2031	24,771	25,956
Pool C61764, 6.50%, 12/01/2031	178,836	187,394
Pool C64625, 6.50%, 02/01/2032	187,310	196,086
Pool C65420, 6.50%, 03/01/2032	242,926	254,307
Pool C66763, 6.50%, 05/01/2032	483,490	506,142
Pool C66830, 6.50%, 05/01/2032	125,586	131,470
Pool C68518, 6.50%, 06/01/2032	151,290	158,378
Pool C72446, 6.50%, 08/01/2032	362,289	379,263
Pool A49963, 6.50%, 06/01/2036	521,735	542,109
Pool A50703, 6.50%, 07/01/2036	1,385,361	1,439,460
Pool A52237, 6.50%, 08/01/2036	933,371	969,819
Pool A52899, 6.50%, 09/01/2036	885,246	919,815
Pool A53441, 6.50%, 10/01/2036	1,138,222	1,182,670

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool A68747, 6.50%, 10/01/2037	$1,071,130	$1,112,994
		93,835,238
FHA Project Loan - 0.95%
FHA Project Loan
023-98141, 6.00%, 03/01/2047 (a)	3,224,653	3,326,552
034-35271, 6.95%, 01/01/2033 (a)	402,794	418,745
034-35272, 6.95%, 01/01/2033 (a)	399,213	415,022
WM 2002-1, 7.43%, 08/01/2019 (a)	1,561,857	1,587,315

Reilly
130, 7.43%, 08/25/2021 (a)	1,620,682	1,647,449
		7,395,083
FNMA Multi Family - 13.27%
Pool 387459, 4.48%, 06/01/2011	352,293	356,575
Pool 386084, 4.56%, 01/01/2012	119,230	120,922
Pool 386947, 4.62%, 11/01/2014	1,305,933	1,306,747
Pool 386602, 4.66%, 10/01/2013	2,821,760	2,852,923
Pool 386432, 4.75%, 08/01/2013	1,098,333	1,108,562
Pool 387425, 4.76%, 06/01/2015	4,813,453	4,825,278
Pool 386862, 4.78%, 05/01/2014	1,890,872	1,900,437
Pool 387286, 4.78%, 03/01/2015	2,984,319	3,001,207
Pool 387159, 4.83%, 12/01/2014	479,661	484,729
Pool 387284, 4.84%, 03/01/2015	958,549	959,091
Pool 387273, 4.89%, 02/01/2015	286,250	287,383
Pool 386968, 4.92%, 05/01/2014	2,811,449	2,865,855
Pool 387202, 4.98%, 12/01/2014	4,651,065	4,742,620
Pool 387560, 4.98%, 09/01/2015	483,598	485,140
Pool 387109, 5.02%, 09/01/2014	958,331	974,019
Pool 387517, 5.02%, 08/01/2020	1,934,805	1,881,602
Pool 386980, 5.04%, 06/01/2014	1,236,199	1,266,518
Pool 873236, 5.09%, 02/01/2016	974,173	980,496
Pool 387433, 5.11%, 06/01/2023	965,608	937,548
Pool 387289, 5.12%, 07/01/2029	694,507	674,356
Pool 387438, 5.18%, 06/01/2020	241,356	237,797
Pool 386104, 5.19%, 04/01/2021	373,673	367,812
Pool 387215, 5.19%, 01/01/2023	511,504	502,251
Pool 387216, 5.19%, 01/01/2023	587,500	574,822
Pool 387446, 5.22%, 06/01/2020	3,834,682	3,797,290
Pool 874244, 5.23%, 12/01/2020	1,086,031	1,124,228
Pool 386892, 5.23%, 04/01/2022	550,626	541,999
Pool 387452, 5.25%, 06/01/2035	773,166	773,085
Pool 874253, 5.29%, 08/01/2017	1,548,938	1,599,533
Pool 873414, 5.29%, 02/01/2024	1,754,055	1,726,398
Pool 387349, 5.31%, 04/01/2020	1,762,785	1,751,915
Pool 387312, 5.33%, 04/01/2035	2,892,136	2,901,208
Pool 874082, 5.35%, 06/01/2018	1,972,514	1,985,001
Pool 873470, 5.42%, 03/01/2016	2,032,973	2,082,717
Pool 387399, 5.46%, 08/01/2020	292,164	293,988
Pool 387158, 5.48%, 11/01/2022	963,636	972,621
Pool 874487, 5.52%, 05/01/2025	4,707,149	4,719,608
Pool 873550, 5.55%, 04/01/2024	1,713,685	1,717,080
Pool 874136, 5.57%, 12/01/2016	246,747	256,811
Pool 874521, 5.61%, 04/01/2024	1,610,650	1,628,164

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool 386969, 5.70%, 05/01/2009 (a)	$218,941	$221,897
Pool 874262, 5.75%, 01/01/2017	736,670	760,440
Pool 873766, 5.79%, 07/01/2024	1,081,939	1,109,873
Pool 386991, 5.86%, 06/01/2022	240,422	248,109
Pool 386464, 5.88%, 08/01/2021	1,049,246	1,083,976
Pool 873731, 5.88%, 07/01/2023	2,406,721	2,488,581
Pool 874920, 5.91%, 07/01/2023	1,054,501	1,095,365
Pool 873830, 5.94%, 07/01/2024	4,908,786	5,095,892
Pool 387005, 5.95%, 06/01/2022	727,686	755,758
Pool 873642, 5.99%, 05/01/2024	672,233	693,849
Pool 873705, 6.03%, 06/01/2016	1,476,663	1,545,742
Pool 873706, 6.04%, 06/01/2016	6,103,766	6,401,755
Pool 873679, 6.10%, 06/01/2024	1,314,806	1,362,845
Pool 387046, 6.11%, 10/01/2022	633,038	665,432
Pool 385327, 6.16%, 08/01/2017	468,215	498,172
Pool 385229, 6.33%, 09/01/2017	2,218,437	2,381,570
Pool 383486, 6.33%, 04/01/2019	599,767	638,200
Pool 874736, 6.43%, 10/01/2025	497,673	538,469
Pool 384990, 6.57%, 04/01/2020	187,256	201,847
Pool 384719, 6.59%, 02/01/2017	1,409,345	1,539,710
Pool 383604, 6.65%, 05/01/2016	644,435	705,654
Pool 385136, 6.65%, 06/01/2020	234,643	254,289
Pool 383143, 6.75%, 02/01/2016	2,761,727	3,038,977
Pool 383145, 6.85%, 02/01/2019	1,974,635	2,163,408
Pool 385051, 6.89%, 05/01/2020	2,262,479	2,487,831
Pool 385052, 6.89%, 05/01/2020	723,267	795,360
Pool 386046, 7.22%, 04/01/2021	2,763,740	3,110,227
		103,449,564
FNMA Single Family - 16.38%
Pool 670266, 5.00%, 01/01/2018	324,331	329,196
Pool 776854, 5.00%, 11/01/2034	184,562	182,426
Pool 783885, 5.00%, 12/01/2034	845,820	836,028
Pool 809308, 5.00%, 01/01/2035	428,483	423,523
Pool 808194, 5.00%, 03/01/2035	605,426	597,701
Pool 832752, 5.00%, 08/01/2035	773,184	763,319
Pool 820333, 5.00%, 09/01/2035	766,558	756,777
Pool 829353, 5.00%, 10/01/2035	642,130	633,936
Pool 868751, 5.00%, 04/01/2036	1,293,859	1,275,203
Pool 914311, 5.00%, 02/01/2037	477,910	470,884
Pool 961665, 5.00%, 02/01/2038	1,203,712	1,186,058
Pool 961946, 5.00%, 02/01/2038	1,135,510	1,118,857
Pool 674879, 5.50%, 01/01/2033	206,575	208,701
Pool 776709, 5.50%, 05/01/2034	848,985	856,085
Pool 779567, 5.50%, 05/01/2034	408,726	412,145
Pool 783927, 5.50%, 10/01/2034	676,726	682,385
Pool 796896, 5.50%, 10/01/2034	601,451	606,481
Pool 809305, 5.50%, 01/01/2035	731,422	737,539
Pool 809309, 5.50%, 01/01/2035	488,843	492,931
Pool 808195, 5.50%, 02/01/2035	732,205	738,329
Pool 808212, 5.50%, 02/01/2035	435,917	439,562
Pool 814622, 5.50%, 02/01/2035	2,030,518	2,044,767
Pool 815003, 5.50%, 03/01/2035	1,384,853	1,394,571
Pool 833181, 5.50%, 09/01/2035	258,525	260,339

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool 865616, 5.50%, 02/01/2036	$897,807	$903,612
Pool 906001, 5.50%, 12/01/2036	1,932,967	1,945,466
Pool 907767, 5.50%, 12/01/2036	1,332,829	1,341,447
Pool 906297, 5.50%, 01/01/2037	2,885,116	2,903,772
Pool 910418, 5.50%, 01/01/2037	1,010,469	1,017,003
Pool 910343, 5.50%, 02/01/2037	2,054,014	2,066,762
Pool 918816, 5.50%, 02/01/2037	852,904	858,419
Pool 915093, 5.50%, 04/01/2037	1,606,645	1,616,616
Pool 918823, 5.50%, 04/01/2037	1,176,159	1,183,459
Pool 937689, 5.50%, 05/01/2037	1,166,720	1,173,961
Pool 937690, 5.50%, 05/01/2037	1,091,824	1,098,600
Pool 937698, 5.50%, 05/01/2037	1,526,037	1,535,508
Pool 942355, 5.50%, 06/01/2037	965,917	971,912
Pool 944232, 5.50%, 06/01/2037	1,063,309	1,069,908
Pool 942847, 5.50%, 07/01/2037	1,081,182	1,087,892
Pool 942856, 5.50%, 07/01/2037	2,398,262	2,413,147
Pool 948666, 5.50%, 07/01/2037	1,043,445	1,049,989
Pool 948667, 5.50%, 08/01/2037	1,081,352	1,088,135
Pool 960422, 5.50%, 12/01/2037	1,843,907	1,855,472
Pool 961664, 5.50%, 02/01/2038	1,258,349	1,266,241
Pool 961666, 5.50%, 02/01/2038	2,270,003	2,284,239
Pool 961947, 5.50%, 02/01/2038	2,858,308	2,876,048
Pool 614014, 6.00%, 11/01/2031	145,351	149,405
Pool 614022, 6.00%, 11/01/2031	89,382	91,875
Pool 624093, 6.00%, 02/01/2032	177,296	182,242
Pool 794353, 6.00%, 08/01/2034	910,391	933,086
Pool 796897, 6.00%, 09/01/2034	892,119	914,359
Pool 783925, 6.00%, 10/01/2034	83,039	85,109
Pool 783870, 6.00%, 11/01/2034	150,115	153,857
Pool 809310, 6.00%, 01/01/2035	839,558	860,488
Pool 865614, 6.00%, 02/01/2036	1,935,082	1,980,277
Pool 866068, 6.00%, 02/01/2036	1,309,674	1,338,916
Pool 868753, 6.00%, 03/01/2036	1,374,493	1,405,183
Pool 868754, 6.00%, 03/01/2036	1,343,605	1,373,605
Pool 886135, 6.00%, 07/01/2036	2,197,405	2,246,469
Pool 900648, 6.00%, 07/01/2036	940,552	961,552
Pool 886642, 6.00%, 08/01/2036	2,189,538	2,238,426
Pool 900105, 6.00%, 08/01/2036	1,206,773	1,233,717
Pool 900241, 6.00%, 08/01/2036	870,250	889,681
Pool 901392, 6.00%, 09/01/2036	1,186,402	1,212,892
Pool 903485, 6.00%, 10/01/2036	863,485	882,765
Pool 906002, 6.00%, 12/01/2036	1,789,617	1,829,575
Pool 907769, 6.00%, 12/01/2036	1,763,648	1,803,027
Pool 910417, 6.00%, 12/01/2036	1,142,266	1,167,771
Pool 922596, 6.00%, 12/01/2036	1,045,357	1,068,698
Pool 906298, 6.00%, 01/01/2037	1,259,555	1,287,679
Pool 910114, 6.00%, 01/01/2037	1,051,805	1,075,290
Pool 910344, 6.00%, 02/01/2037	1,055,288	1,078,713
Pool 914334, 6.00%, 03/01/2037	1,224,308	1,251,485
Pool 918822, 6.00%, 04/01/2037	1,080,160	1,104,277
Pool 937699, 6.00%, 05/01/2037	900,628	920,620
Pool 940757, 6.00%, 05/01/2037	802,792	820,716
Pool 942848, 6.00%, 07/01/2037	1,652,676	1,689,361

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool 942857, 6.00%, 07/01/2037	$2,280,250	$2,330,865
Pool 948669, 6.00%, 07/01/2037	1,955,837	1,999,274
Pool 952300, 6.00%, 07/01/2037	1,192,240	1,218,704
Pool 952628, 6.00%, 07/01/2037	1,980,385	2,024,367
Pool 952629, 6.00%, 07/01/2037	2,274,476	2,324,989
Pool 946756, 6.00%, 08/01/2037	5,499,143	5,621,273
Pool 946757, 6.00%, 08/01/2037	1,439,816	1,471,793
Pool 907085, 6.00%, 09/01/2037	1,075,817	1,099,697
Pool 947769, 6.00%, 09/01/2037	1,243,056	1,270,663
Pool 947770, 6.00%, 09/01/2037	3,183,942	3,254,654
Pool 947772, 6.00%, 09/01/2037	2,974,372	3,040,430
Pool 947774, 6.00%, 10/01/2037	1,408,863	1,440,153
Pool 953768, 6.00%, 11/01/2037	1,694,816	1,732,436
Pool 960011, 6.00%, 11/01/2037	2,271,095	2,321,534
Pool 960423, 6.00%, 12/01/2037	2,247,276	2,297,186
Pool 961370, 6.00%, 01/01/2038	1,109,337	1,133,974
Pool 961667, 6.00%, 02/01/2038	1,219,667	1,246,755
Pool 886136, 6.50%, 07/01/2036	774,785	803,409
Pool 886808, 6.50%, 07/01/2036	398,250	412,963
Pool 900106, 6.50%, 08/01/2036	993,831	1,030,547
Pool 900242, 6.50%, 08/01/2036	983,542	1,019,878
Pool 900649, 6.50%, 09/01/2036	1,400,651	1,452,397
Pool 901391, 6.50%, 09/01/2036	672,805	697,661
Pool 947771, 6.50%, 09/01/2037	1,091,170	1,131,431
		127,663,500
GNMA Construction - 0.92%
Pool 608330, 6.25%, 04/15/2048	2,990,200	3,235,394
Pool 669505, 6.27%, 03/15/2049	1,640,000	1,787,756
Pool 645784, 6.75%, 02/15/2048	1,950,000	2,169,175
		7,192,325
GNMA Multi Family - 23.09%
2007-46 A, 3.14%, 11/16/2029	574,365	571,587
2007-77 A, 3.18%, 02/16/2026	5,270,714	5,240,006
2007-39 AC, 3.51%, 09/01/2023	2,280,267	2,276,854
2006-39 A, 3.77%, 06/16/2025	4,732,183	4,746,071
2004-103 A, 3.88%, 12/16/2019	284,141	284,618
2006-68 A, 3.89%, 07/16/2026	4,947,907	4,971,999
2007-55 A, 3.91%, 08/16/2027	5,237,842	5,264,515
2006-8 A, 3.94%, 08/16/2025	2,536,077	2,545,751
2007-12 A, 3.96%, 06/16/2031	15,852,886	15,944,576
2005-79 A, 4.00%, 10/16/2033	2,662,777	2,678,301
2006-66 A, 4.09%, 08/16/2030	4,823,474	4,862,846
2006-9 A, 4.20%, 08/16/2026	2,671,173	2,696,058
2006-3 A, 4.21%, 01/16/2028	5,698,178	5,752,491
2006-51 A, 4.25%, 10/16/2030	7,904,421	7,994,737
2006-63 A, 4.26%, 02/16/2032	22,726,350	22,988,557
2007-34 A, 4.27%, 11/16/2026	9,802,239	9,896,653
2007-13 A, 4.32%, 11/16/2029	3,521,339	3,564,222
2008-8 B, 4.38%, 03/16/2029 (a)(b)	3,500,000	3,561,600
2005-59 A, 4.39%, 05/16/2023	1,106,302	1,116,764
2005-87 A, 4.45%, 03/16/2025	2,211,506	2,240,055
2005-34 B, 4.74%, 04/16/2029 (b)	4,800,000	4,914,572

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
2008-14 B, 4.75%, 08/16/2037 (a)	$7,000,000	$6,980,400
2005-59 B, 4.82%, 10/16/2029 (b)	9,450,000	9,683,986
2005-79 C, 4.95%, 12/16/2045 (b)	700,000	713,223
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,384,836
2007-75 B, 5.05%, 03/16/2036	4,500,000	4,627,743
2006-32 A, 5.08%, 01/16/2030	1,724,274	1,770,566
2005-87 B, 5.12%, 01/16/2028 (b)	2,007,300	2,077,711
2006-39 B, 5.22%, 08/16/2028 (b)	2,000,000	2,076,855
Pool 652131, 5.30%, 06/15/2023	2,091,546	2,197,285
Pool 666265, 5.45%, 10/15/2035	1,938,003	2,042,333
Pool TBA, 5.46%, 03/01/2042 (a)	3,420,600	3,463,357
Pool 634979, 5.50%, 01/15/2036	451,847	476,232
2007-75 C, 5.53%, 09/16/2038 (b)	400,000	414,122
Pool 643790, 5.55%, 06/15/2027	331,070	351,737
Pool 664652, 5.65%, 06/01/2042	2,427,725	2,576,653
Pool 642637, 5.69%, 11/15/2042 (a)	498,959	513,329
Pool 614125, 5.70%, 12/15/2030	1,590,317	1,667,792
Pool TBA, 5.75%, 03/01/2043 (a)	1,818,900	1,874,195
Pool 666268, 5.85%, 03/15/2043 (a)	6,978,700	7,268,316
Pool 653889, 5.88%, 02/01/2043 (a)	1,188,390	1,239,253
Pool 645747, 6.00%, 09/15/2032	163,167	174,666
Pool 637911, 6.00%, 07/15/2035	447,487	478,004
Pool 639306, 6.00%, 01/15/2036	1,177,383	1,266,990
Pool 666259, 6.00%, 12/15/2042 (a)	2,338,889	2,459,576
Pool 649793, 6.05%, 08/15/2036	99,999	108,181
Pool 667881, 6.14%, 02/15/2043 (a)	1,000,000	1,062,400
Pool TBA, 6.20%, 05/01/2043 (a)	786,900	824,356
Pool 636413, 6.25%, 04/15/2036	1,255,978	1,357,658
Pool 645787, 6.25%, 08/15/2036	262,757	285,102
Pool 608326, 6.50%, 10/15/2033	1,134,259	1,236,722
Pool 654736, 6.50%, 11/15/2036 (a)	1,624,575	1,715,714
Pool TBA, 6.50%, 01/01/2048 (a)	1,347,000	1,435,498
		179,917,624
GNMA Single Family - 1.28%
Pool TBA, 5.50%, 03/23/2034	3,200,000	3,270,000
Pool TBA, 5.50%, 03/20/2038	1,100,000	1,119,937
Pool TBA, 6.00%, 03/23/2034	4,200,000	4,344,375
Pool TBA, 6.00%, 03/01/2037	1,100,000	1,136,097
Pool 582048, 6.50%, 01/15/2032	43,883	46,028
Pool 530199, 7.00%, 03/20/2031	64,487	69,099
		9,985,536
HUD - 0.01%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	70,000	71,233

Small Business Administration - 1.62%
SBA
Pool 507253, 4.50%, 05/25/2030 (b)	1,583,965	1,584,969
Pool 507932, 4.57%, 04/25/2026 (b)	496,109	497,856
Pool 507766, 4.57%, 07/25/2031 (b)	649,255	651,298
Pool 507841, 4.57%, 08/25/2031 (b)	649,271	651,317
Pool 508045, 4.57%, 04/25/2032 (b)	2,327,179	2,334,599
Pool 507417, 4.60%, 09/25/2030 (b)	998,847	1,002,756

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool 507529, 4.60%, 11/25/2030 (b)	$260,685	$261,708
Pool 508206, 4.60%, 09/25/2032 (b)	2,295,738	2,305,017
Pool 508298, 4.60%, 01/25/2033 (b)	2,608,459	2,619,052

SBA Loan #2484686008
5.42%, 09/01/2027 (a)	374,346	381,833

SBA Loan #3002946006
5.42%, 10/04/2031 (a)	247,339	252,286

SBA Loan #3111236004
5.38%, 01/31/2015 (a)	87,000	89,610
		12,632,301
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $533,612,171)		542,142,404

MUNICIPAL BONDS - 29.28%
Alabama - 0.25%
Alabama Incentives Financing Authority
7.75%, 10/01/2019	1,800,000	1,908,576

Arizona - 0.10%
Phoenix Industrial Development Authority
5.04%, 10/20/2016	750,000	762,233

Arkansas - 0.11%
Arkansas Development Finance Authority
6.50%, 07/01/2021	815,000	842,172

California - 1.95%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	1,525,000	1,636,249

California Statewide Communities Development Authority
5.30%, 04/01/2016	2,275,000	2,353,715

Chula Vista Housing Corp.
3.15%, 05/15/2036 (b)	650,000	650,000

Loma Linda Redevelopment Agency
5.25%, 07/01/2015	1,630,000	1,670,864

Los Angeles Community Redevelopment Agency
3.14%, 10/15/2038 (b)	400,000	400,000
5.83%, 12/01/2017	700,000	747,243

Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	760,000	814,013

Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	515,445

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Redding Redevelopment Agency
6.00%, 09/01/2010	$350,000	$357,532

Sacramento County Housing Authority
7.65%, 09/01/2015	765,000	817,425

San Diego Public Facilities Financing Authority
5.95%, 10/01/2017	1,120,000	1,103,357

San Francisco City & County Redevelopment Financing Authority
5.62%, 08/01/2016	870,000	903,547
5.75%, 08/01/2037	500,000	501,665

San Mateo Redevelopment Agency
4.25%, 08/01/2012	395,000	396,209
4.38%, 08/01/2013	405,000	402,955
4.50%, 08/01/2014	425,000	415,977
4.50%, 08/01/2015	445,000	431,396

Vacaville Redevelopment Agency
7.00%, 09/01/2010	1,015,000	1,069,191
		15,186,783
Colorado - 0.32%
Colorado Housing & Finance Authority
3.50%, 11/01/2036 (b)	1,000,000	1,000,000
5.22%, 05/01/2036	1,290,188	1,267,519
7.13%, 10/01/2012	220,000	222,629
		2,490,148
Connecticut - 0.40%
Connecticut Housing Finance Authority
3.44%, 11/15/2008	110,000	110,364
3.77%, 11/15/2009	100,000	101,094
3.96%, 11/15/2010	100,000	102,151
4.16%, 11/15/2011	50,000	51,395
4.46%, 11/15/2009	475,000	485,564
4.54%, 11/15/2010	475,000	492,281
4.61%, 11/15/2011	510,000	532,134
4.71%, 11/15/2013	540,000	562,685
5.83%, 11/15/2016	645,000	697,722
		3,135,390
Delaware - 0.07%
Delaware State Housing Authority
5.00%, 01/01/2010	525,000	541,858

Florida - 2.26%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	4,440,000	4,437,558

Charlotte County Housing Finance Authority
5.01%, 07/01/2037 (b)	1,416,477	1,414,607

Florida Housing Finance Corp.
4.30%, 01/01/2045 (b)	5,000,000	5,000,000

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
6.85%, 04/01/2021	$355,000	$371,813
7.00%, 09/01/2009	470,000	471,095
7.30%, 10/01/2010	410,000	437,261
7.88%, 07/01/2015	455,000	485,084

Miami Beach Redevelopment Agency
4.67%, 12/01/2011	2,550,000	2,640,015

Miami-Dade County Housing Finance Authority
4.00%, 06/01/2016	1,265,000	1,246,038
6.60%, 08/01/2016	370,000	388,896
7.15%, 01/01/2019	255,000	272,814

Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	430,000	431,901
		17,597,082
Georgia - 0.06%
Fulton County Housing Authority
6.30%, 10/15/2014	465,000	503,032

Idaho - 0.46%
Idaho Housing & Finance Association
5.00%, 07/01/2038 (b)	1,000,000	1,000,000
6.00%, 07/01/2035	500,000	507,175
6.45%, 07/01/2035	2,050,000	2,104,387
		3,611,562
Illinois - 1.04%
Illinois Housing Development Authority
4.55%, 12/01/2009	1,200,000	1,210,152
4.98%, 02/01/2009	150,000	152,360
5.08%, 01/01/2013	460,000	478,469
5.11%, 07/01/2013	465,000	485,409
5.16%, 01/01/2015	515,000	531,737
5.16%, 07/01/2015	535,000	552,387
5.31%, 08/01/2036	1,820,000	1,817,998
5.50%, 12/01/2014	2,000,000	2,096,160
6.21%, 06/01/2026	750,000	771,765
		8,096,437
Indiana - 1.52%
City of Elkhart
6.60%, 05/20/2014	465,000	501,493

Indiana Housing & Community Development Authority
5.51%, 01/01/2039	4,985,000	5,022,836
5.69%, 07/01/2037	1,945,000	1,961,124
5.90%, 01/01/2037	3,290,000	3,330,171

Indiana Housing Finance Authority
7.34%, 07/01/2030	1,020,000	1,052,365
		11,867,989
Iowa - 0.07%
Iowa Finance Authority
6.55%, 12/01/2015	540,000	573,458

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Kentucky - 1.73%
Kentucky Housing Corp.
5.17%, 01/01/2013	$660,000	$698,537
5.17%, 07/01/2013	680,000	723,459
5.18%, 01/01/2014	160,000	168,950
5.33%, 07/01/2014	4,000,000	4,142,040
5.75%, 07/01/2037	4,900,000	4,952,087
5.77%, 07/01/2037	2,250,000	2,276,888
5.81%, 07/01/2014	500,000	542,275
		13,504,236
Louisiana - 0.12%
Louisiana Housing Finance Agency
5.45%, 06/01/2018	430,000	434,545
5.60%, 12/01/2029	500,000	505,710
		940,255
Maryland - 1.49%
Maryland Community Development Administration
4.00%, 05/15/2036 (b)	1,050,000	1,050,000
6.07%, 09/01/2037	9,500,000	9,524,890

Montgomery County Housing Opportunities Commission
5.23%, 01/01/2009	1,000,000	1,011,960
		11,586,850
Massachusetts - 2.20%
Massachusetts Development Finance Agency
4.85%, 09/01/2013	25,000	25,286

Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,600,000	2,675,582
5.27%, 12/01/2013	950,000	967,043
5.42%, 06/01/2009	250,000	251,827
5.54%, 12/01/2025	3,545,000	3,507,388
5.55%, 06/01/2025	940,000	933,448
5.84%, 12/01/2036	1,000,000	1,000,950
5.96%, 06/01/2017	1,450,000	1,537,899
6.32%, 12/01/2037	5,000,000	5,013,500
6.50%, 12/01/2039	1,255,000	1,263,735
		17,176,658
Michigan - 0.13%
Michigan State Housing Development Authority
5.00%, 12/01/2036 (b)	1,000,000	1,000,000

Minnesota - 0.40%
Minnesota State Housing Finance Agency
4.93%, 07/01/2012	500,000	525,920
5.76%, 01/01/2037	565,000	571,317
5.85%, 07/01/2036	945,000	969,759
6.30%, 07/01/2023	1,000,000	1,033,020
		3,100,016
Missouri - 0.82%
Missouri State Housing Development Commission
4.00%, 09/01/2023	140,000	140,000
4.15%, 09/25/2025	245,974	244,392

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
5.72%, 09/01/2025	$2,300,000	$2,317,940
5.74%, 03/01/2037	475,000	481,261
5.82%, 03/01/2037	735,000	742,063
6.00%, 03/01/2025	735,000	737,727

St. Louis Housing Authority
5.04%, 04/01/2009	1,720,000	1,734,138
		6,397,521
Nebraska - 0.07%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	500,000	514,055

Nevada - 0.20%
Nevada Housing Division
3.17%, 10/01/2030 (b)	480,000	480,000
5.11%, 04/01/2017	35,000	35,339
6.24%, 04/01/2013	1,015,000	1,046,841
		1,562,180
New Jersey - 1.08%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,396
7.18%, 08/01/2013	125,000	125,446

New Jersey State Housing & Mortgage Finance Agency
3.22%, 11/01/2047 (b)	1,100,000	1,100,000
4.50%, 11/01/2038 (b)	2,040,000	2,040,000
5.27%, 10/01/2032	1,500,000	1,504,965
5.93%, 11/01/2028	1,625,000	1,637,561
6.13%, 11/01/2037	1,865,000	1,912,744
		8,436,112
New Mexico - 0.49%
New Mexico Mortgage Finance Authority
4.16%, 03/01/2009	50,000	50,512
4.72%, 01/01/2011	300,000	310,386
4.72%, 07/01/2011	290,000	300,040
4.90%, 01/01/2012	275,000	287,138
4.90%, 07/01/2012	250,000	261,035
5.00%, 01/01/2013	255,000	267,260
5.00%, 07/01/2013	270,000	282,982
5.42%, 01/01/2016	315,000	330,574
5.60%, 03/01/2011	195,000	201,064
5.68%, 09/01/2013	445,000	485,228
6.15%, 01/01/2038	1,000,000	1,011,070
		3,787,289
New York - 0.64%
New York City Housing Development Corp.
4.25%, 11/01/2009	1,050,000	1,069,131
4.43%, 11/01/2010	1,120,000	1,157,072
4.66%, 11/01/2010	1,690,000	1,707,796

New York City Industrial Development Agency
5.20%, 07/01/2009	345,000	340,653

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	$500,000	$489,925

Suffolk County Industrial Development Agency
5.20%, 07/01/2009	185,000	183,129
		4,947,706
Ohio - 0.44%
County of Cuyahoga
4.25%, 06/01/2011	870,000	896,509
5.10%, 06/01/2018	730,000	734,993

Ohio Housing Finance Agency
5.57%, 09/01/2016	850,000	866,142
5.84%, 09/01/2016	905,000	916,276
		3,413,920
Oklahoma - 0.39%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	1,000,000	1,006,110
5.65%, 09/01/2026	2,000,000	2,037,780
		3,043,890
Oregon - 0.22%
City of Portland
4.10%, 06/01/2008	360,000	360,835
4.30%, 06/01/2011	410,000	421,845
4.30%, 06/01/2012	295,000	302,774
4.35%, 06/01/2013	320,000	327,043
4.45%, 06/01/2014	300,000	305,067
		1,717,564
Pennsylvania - 2.19%
Allegheny County Redevelopment Authority
5.00%, 09/01/2013	1,585,000	1,672,001

Commonwealth Financing Authority
4.95%, 06/01/2008	3,000,000	3,011,790
4.97%, 06/01/2016	500,000	521,855
5.00%, 06/01/2009	4,170,000	4,257,695
5.08%, 06/01/2010	50,000	51,914
5.13%, 06/01/2012	985,000	1,036,870
5.24%, 06/01/2014	500,000	525,755

Pennsylvania Housing Finance Agency
5.76%, 10/01/2037	4,010,000	4,028,245

Philadelphia Redevelopment Authority
4.68%, 04/15/2016	2,000,000	1,996,880
		17,103,005
Rhode Island - 0.08%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	585,546

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Texas - 0.48%
Texas Department of Housing & Community Affairs
7.01%, 09/01/2026	$3,610,000	$3,764,183

Utah - 3.52%
Utah Housing Corp.
4.80%, 07/01/2017	3,630,000	3,669,785
4.87%, 07/20/2014	145,000	153,127
4.96%, 07/01/2016	580,000	590,202
5.11%, 07/01/2017	1,000,000	1,010,090
5.23%, 07/01/2017	635,000	645,668
5.25%, 07/01/2035	750,000	749,017
5.26%, 07/20/2018	620,000	639,871
5.50%, 07/01/2016	1,290,000	1,337,898
5.88%, 07/01/2034	915,000	913,234
5.92%, 07/01/2034	2,500,000	2,508,225
6.10%, 07/20/2028	1,370,000	1,409,155
6.12%, 01/01/2035	2,990,000	3,028,541
6.21%, 07/20/2018	920,000	970,490
6.21%, 07/01/2034	2,000,000	2,063,780
6.21%, 01/01/2035	5,000,000	5,091,450
6.25%, 07/20/2018	655,000	684,220

West Jordan Redevelopment Agency
4.92%, 06/01/2009	565,000	577,379
5.00%, 06/01/2010	835,000	868,650
5.38%, 06/01/2018	530,000	541,628
		27,452,410
Virginia - 3.61%
Arlington County Industrial Development Authority
3.14%, 02/01/2016 (b)	300,000	300,000

Virginia Housing Development Authority
4.40%, 09/01/2012	320,000	328,893
4.84%, 12/01/2013	295,000	301,803
5.00%, 12/25/2032	1,473,999	1,451,429
5.50%, 12/01/2020	500,000	504,845
5.50%, 06/25/2034	8,085,737	8,131,219
5.50%, 03/25/2036	4,397,717	4,422,454
5.70%, 11/01/2022	1,250,000	1,283,575
5.97%, 11/01/2024	1,405,000	1,439,408
6.00%, 05/01/2013	1,000,000	1,026,370
6.02%, 01/01/2028	500,000	505,550
6.25%, 11/01/2029	4,365,000	4,477,486
6.50%, 06/25/2032	1,245,774	1,290,544
6.75%, 03/01/2010	500,000	533,940
7.13%, 11/01/2014	2,060,000	2,112,139
		28,109,655
Washington - 0.22%
State of Washington
4.40%, 07/01/2009	1,000,000	1,019,940

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Washington State Housing Finance Commission
3.18%, 12/01/2040 (b)	$675,000	$675,000
		1,694,940
Wyoming - 0.15%
Wyoming Community Development Authority
5.65%, 12/01/2015	1,120,000	1,199,789

TOTAL MUNICIPAL BONDS (Cost $224,588,330)		228,154,500

MISCELLANEOUS INVESTMENTS - 0.99%
Community Reinvestment Revenue Note - A1, 5.68%, 06/01/2031 (c)	42,482	42,493
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (c)	385,000	416,675
CRF Affordable Housing, 5.50%, 04/25/2035 (b)(c)	7,054,355	7,237,262

TOTAL MISCELLANEOUS INVESTMENTS (Cost $7,600,316)		7,696,430

SHORT TERM INVESTMENTS - 2.88%
Certificate of Deposit - 0.02%
Latino Community Credit
5.15%, 05/10/2008	100,000	100,000

Self Help Credit Union
5.14%, 07/05/2008	100,000	100,000
		200,000
Money Market Fund - 2.86%
Evergreen Institutional Money Market Fund, 3.69% (d)	22,264,761	22,264,761

TOTAL SHORT TERM INVESTMENTS (Cost $22,464,761)		22,464,761
Total Investments (Cost $788,635,578) - 102.76%		800,852,478
Liabilities in Excess of Other Assets, Net - (2.76)%		(21,529,468)
NET ASSETS - 100.00%		$779,323,010

Footnotes
The following information for the Fund is presented on an income tax basis as of February 29, 2008:
Cost of Investments	$788,635,578
Gross Unrealized Appreciation	13,801,380
Gross Unrealized Depreciation	(1,584,480)
Net Unrealized Appreciation	$12,216,900

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 29, 2008 is $40,738,703, which represents 5.23% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of February 29, 2008.
(c)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may be resold only to qualified institutional buyers in transactions exempt from registration. At February 29, 2008, these securities amounted to $7,696,430, which represents 0.99% of total net assets.

(d)	The rate shown represents the 7-day effective yield as of February 29, 2008.

FGLMC - Federal Home Loan Mortgage Corporation Gold 30-Year Fixed
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 28, 2008

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: April 28, 2008